Note 6 - Leases - Future Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 47,803
2022	39,607
2023	28,175
2024	20,863
2025	14,985
Thereafter	29,984
Total future minimum lease payments	181,417
Less imputed interest	(17,309)
Total	$ 164,108